LONG-TERM DEBT	12 Months Ended
Dec. 31, 2020
LONG-TERM DEBT
LONG-TERM DEBT

17.  LONG-TERM DEBT

	Effective interest rate as of
	December 31, 2020	2020	2019
Quebecor Media
Bank credit facility (i)	—%	$—	$9.0
Senior Notes (ii)		1,593.4	1,611.7
		1,593.4	1,620.7
Videotron (iii)
Bank credit facility (iv)	—%	—	89.3
Senior Notes (ii)		4,120.0	4,173.0
		4,120.0	4,262.3
TVA Group (iii)
Bank credit facility (v)	2.14%	27.1	44.9

Total long-term debt		5,740.5	5,927.9

Change in fair value related to hedged interest rate risk		16.8	9.1
Financing fees, net of amortization		(29.7)	(37.6)
		(12.9)	(28.5)
		5,727.6	5,899.4
Less current portion		(27.1)	(44.9)
		$5,700.5	$5,854.5

As of December 31, 2020, the carrying value of long-term debt denominated in U.S. dollars, excluding financing fees, was $3,655.1 million ($3,718.8 million as of December 31, 2019) while the net fair value of related hedging derivative instruments was in an asset position of $605.1 million ($679.8 million as of December 31, 2019).

(i)

The bank credit facility of Quebecor Media provides for a $300.0 million secured revolving credit facility that matures in July 2022 and bears interest at Bankers’ acceptance rate, London Inter-Bank Offered Rate (“LIBOR”), Canadian prime rate or U.S. prime rate, plus a premium determined by the Corporation's leverage ratio. This credit facility contains covenants such as maintaining certain financial ratios, as well as limitations on the Corporation’s ability to incur additional indebtedness, pay dividends, and make other distributions. It is secured by liens on all of the movable property and assets of the Corporation (primarily shares of its subsidiaries), now owned or hereafter acquired. As of December 31, 2020, the credit facility was secured by assets with a carrying value of $1,130.2 million ($1,727.4 million in 2019). As of December 31, 2020, no amount was drawn on the secured revolving credit facility ($9.0 million as of December 31, 2019).

(ii)

The Senior Notes are unsecured and contain certain restrictions on the respective issuers, including limitations on their ability to incur additional indebtedness, pay dividends, or make other distributions. Some Notes are redeemable at the option of the issuer, in whole or in part, at a price based on a make-whole formula during the first five years of the term of the Notes and at a decreasing premium thereafter, while the remaining Notes are redeemable at a price based on a make‑whole formula at any time prior to maturity. The Senior Notes issued by Videotron are guaranteed by specific subsidiaries of Videotron. The following table summarizes the terms of the outstanding Senior Notes as of December 31, 2020:

			Annual nominal		Interest payable
Principal amount			interest rate	Maturity date	every 6 months on
Quebecor Media
US$	850.0		5.750%	January 15, 2023	June and December 15
	$500.0		6.625%	January 15, 2023	June and December 15

Videotron
US$	800.0		5.000%	July 15, 2022	January and July 15
US$	600.0		5.375%	June 15, 2024	June and December 15
	$400.0		5.625%	June 15, 2025	April and October 15
	$375.0		5.750%	January 15, 2026	March and September 15
US$	600.0		5.125%	April 15, 2027	April and October 15
	$800.0	[1]	4.500%	January 15, 2030	April and October 15
[1]	The Notes were issued in October 2019 for net proceeds of $790.7 million, net of financing fees of $9.3 million.

(iii) The debts of these subsidiaries are non-recourse to Quebecor Media.

(iv) The bank credit facility of Videotron provides for a $1,500.0 million secured revolving credit facility that matures in July 2023 and bears interest at Bankers’ acceptance rate, LIBOR, Canadian prime rate or U.S. prime rate, plus a premium determined by Videotron’s leverage ratio. The bank credit facility is secured by a first ranking hypothec on the universality of all tangible and intangible assets, current and future, of Videotron and most of its wholly owned subsidiaries. As of December 31, 2020, the bank credit facility was secured by assets with a carrying value of $8,114.0 million ($8,062.9 million in 2019). The bank credit facility contains covenants such as maintaining certain financial ratios, as well as limitations on Videotron’s ability to incur additional indebtedness, pay dividends, or make other distributions. As of December 31, 2020, no amount was drawn on the secured revolving credit facility ($89.3 million as of December 31, 2019).

(v)  The bank credit facility of TVA Group provides for a secured revolving credit facility in the amount of $75.0 million that matures in February 2021 and bears interest at Bankers' acceptance rate, LIBOR, Canadian prime rate or U.S. prime rate, plus a premium determined by TVA Group's leverage ratio. The bank credit facility contains covenants such as maintaining certain financial ratios, limitations on TVA Group’s ability to incur additional indebtedness, pay dividends, or make other distributions. The credit facility is secured by liens on all of its movable assets and an immovable hypothec on its head office building. As of December 31, 2020, $27.1 million was drawn on the revolving credit facility ($44.9 million as of December 31, 2019).

On February 11, 2021, TVA Group amended its secured revolving credit facility to extend its term to February 2022.

On December 31, 2020, the Corporation was in compliance with all debt covenants.

Principal repayments of long-term debt over the coming years are as follows:

2021	$27.1
2022	1,018.0
2023	1,593.4
2024	763.5
2025	400.0
2026 and thereafter	1,938.5

Changes in long-term debt are as follows:

	2020	2019
Balance at beginning of year	$5,899.4	$6,375.0
Net change under revolving facilities, net of financing fees	(116.1)	(595.6)
Issuance of long-term debt, net of financing fees	—	790.7
Repayment of long-term debt	—	(487.3)
Foreign currency translation	(71.4)	(198.2)
Amortization of financing fees	8.0	7.9
Change in fair value related to hedged interest rate risk	7.7	6.6
Other	—	0.3
Balance at end of year	$5,727.6	$5,899.4